Tax (Tables)	12 Months Ended
Dec. 31, 2019
Details of current and deferred taxes
Details of current and deferred taxes
in	2019	2018	2017
Current and deferred taxes (CHF million)
Switzerland	175	135	82
Foreign	531	426	421
Current income tax expense	706	561	503
Switzerland	171	479	244
Foreign	418	321	1,994
Deferred income tax expense	589	800	2,238
Income tax expense	1,295	1,361	2,741
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	13	(28)	(24)
Cumulative translation adjustment	(4)	(7)	1
Unrealized gains/(losses) on securities	7	(5)	1
Actuarial gains/(losses)	99	(102)	172
Net prior service credit/(cost)	58	(33)	(32)
Share-based compensation and treasury shares	(5)	1	3

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2019	2018	2017
Income/(loss) before taxes (CHF million)
Switzerland	2,985	1,924	1,736
Foreign	1,735	1,448	57
Income before taxes	4,720	3,372	1,793
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	1,038	742	394
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(101)	107	(110)
Non-deductible amortization of other intangible assets and goodwill impairment	1	3	0
Other non-deductible expenses	371	457	354
Additional taxable income	7	5	0
Lower taxed income	(325)	(190)	(276)
(Income)/loss taxable to noncontrolling interests	8	12	7
Changes in tax law and rates	(28)	(2)	2,095
Changes in deferred tax valuation allowance	116	(106)	123
Change in recognition of outside basis difference	4	(32)	(19)
Tax deductible impairments of Swiss subsidiary investments	0	(65)	88
(Windfall tax benefits) /shortfall tax charges on share-based compensation	39	10	91
Other	165	420	(6)
Income tax expense	1,295	1,361	2,741

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2019	2018
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	956	957
Loans	598	192
Investment securities	1,437	1,986
Provisions	769	582
Leases	439	–
Derivatives	72	62
Real estate	189	285
Net operating loss carry-forwards	5,753	6,227
Goodwill and intangible assets	405	518
Other	78	198
Gross deferred tax assets before valuation allowance	10,696	11,007
Less valuation allowance	(4,136)	(4,021)
Gross deferred tax assets net of valuation allowance	6,560	6,986
Compensation and benefits	(650)	(426)
Loans	(348)	(87)
Investment securities	(503)	(1,170)
Provisions	(337)	(369)
Business combinations	0	(1)
Leases	(405)	–
Derivatives	(224)	(214)
Real estate	(35)	(60)
Other	(182)	(154)
Gross deferred tax liabilities	(2,684)	(2,481)
Net deferred tax assets	3,876	4,505
of which deferred tax assets	4,399	4,943
of which net operating losses	1,465	1,647
of which deductible temporary differences	2,934	3,296
of which deferred tax liabilities	(523)	(438)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2019	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	10
Due to expire within 2 to 5 years	7,348
Due to expire within 6 to 10 years	3,754
Due to expire within 11 to 20 years	6,172
Amount due to expire	17,284
Amount not due to expire	17,637
Total net operating loss carry-forwards	34,921

Movements in the valuation allowance	Movements in the valuation allowance
in	2019	2018	2017
Movements (CHF million)
Balance at beginning of period	4,021	4,279	4,188
Net changes	115	(258)	91
Balance at end of period	4,136	4,021	4,279

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2019	2018	2017
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	263	242	314
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of gross unrecognized tax benefits
	2019	2018	2017
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	574	481	410
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	27	10	131
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(64)	(2)	(104)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	105	112	117
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	0	(73)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(35)	(4)	(3)
Other (including foreign currency translation)	(12)	(23)	3
Balance at end of period	595	574	481
of which, if recognized, would affect the effective tax rate	595	574	481
Interest and penalties
in	2019	2018	2017
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(10)	(28)	29
Interest and penalties recognized in the consolidated balance sheets	77	87	115